RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of restatement on statements of operations statements of changes in stockholders' deficit and statements of cash flows

Statement of Operations:

	For the Three Months Ended September 30, 2022 (unaudited)
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$722,149	$—	$722,149
Other income (expenses):
Gain from derecognition of deferred underwriting fee payable	7,043,750	(6,717,612)	326,138
Total other income (expenses)	7,831,954	(6,717,612)	1,114,342

Net income	$7,109,805	$(6,717,612)	$392,193

Basic and diluted weighted average shares outstanding – Class A common stock	20,125,000	—	20,125,000
Basic and diluted earnings per share – Class A common stock	$0.28	$(0.26)	$0.02
Basic and diluted weighted average shares outstanding – Class B common stock	5,031,250	—	5,031,250
Basic and diluted earnings per share – Class B common stock	$0.28	$(0.26)	$0.02

	For the Nine Months Ended September 30, 2022 (unaudited)
	As Previously	Restatement
	Reported	Adjustment	As Restated
Loss from operations	$5,776,498	$—	$5,776,498
Other income (expenses):
Gain from derecognition of deferred underwriting fee payable	7,043,750	(6,717,612)	326,138
Total other income (expenses)	16,149,616	(6,717,612)	9,432,004

Net income	$10,373,118	$(6,717,612)	$3,655,506

Basic and diluted weighted average shares outstanding – Class A common stock	20,125,000	—	20,125,000
Basic and diluted earnings per share – Class A common stock	$0.41	$(0.26)	$0.15
Basic and diluted weighted average shares outstanding – Class B common stock	5,031,250	—	5,031,250
Basic and diluted earnings per share – Class B common stock	$0.41	$(0.26)	$0.15

Statement of Changes in Stockholders’ Deficit: (unaudited)

	Class B Common		Additional	Accumulated Deficit			Total
	Stock		Paid-In	As Previously	Restatement		Stockholders
	Shares	Amount	Capital	Reported	Adjustment	As Restated	Deficit
Balance – June 30, 2022	5,031,250	$503	$—	$(12,620,313)	—	$(12,620,313)	$(12,610,810)
Adjustment for accretion of Class A common stock subject to possible redemption amount	—	—	—	(1,265,293)	6,717,612	5,452,319	5,452,319
Net income	—	—	—	7,109,805	(6,717,612)	392,193	392,193
Balance – September 30, 2022	5,031,250	$503	$—	$(6,775,801)	$—	$(6,775,801)	$(6,775,298)

Statement of Cash Flows:

	For the Nine Months Ended September 30, 2022 (unaudited)
	As Previously	Restatement
	Reported	Adjustment	As Restated
Cash Flows from Operating Activities:
Net income	$10,373,118	$(6,717,612)	$3,655,506
Adjustments to reconcile net income to net cash used in operating activities:
Gain from derecognition of deferred underwriting fee payable	(7,043,750)	6,717,612	(326,138)

Net change in cash	$(621,952)	$—	$(621,952)

Supplemental disclosure of noncash activities:
Gain from derecognition of deferred underwriting fee payable allocated to Class A common stock	$—	$6,717,612	$6,717,612